Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash		$ 16,834	$ 25,019
Restricted cash		3,069	2,841
Short-term investments		22,122	21,597
Accounts receivable, net		56,319	59,767
Prepaid expenses and other current assets, net		99,548	74,072
Total current assets		197,892	183,296
Non-current assets
Long-term investment		295	286
Property, software and equipment, net		22,787	24,195
Construction in progress		27,696
Intangible asset		420	408
Deferred tax assets, net		12,148	11,947
Other non-current assets		3,344	30,821
Right-of-use assets		1,889	2,243
Total non-current assets		68,579	69,900
TOTAL ASSETS		266,471	253,196
Current liabilities
Short-term borrowings		80,456	80,394
Long-term borrowing, current		74	71
Accounts payable		57,187	41,404
Contract liabilities		3,982	5,730
Tax payable		1,235	1,468
Accrued expenses and other current liabilities		3,737	10,697
Operating lease liabilities, current		848	834
Total current liabilities		155,012	147,257
Non-current liabilities
Operating lease liabilities, non-current		989	1,333
Long-term borrowing, non-current		1,363	1,358
Warrant liabilities		32	50
Total non-current liabilities		15,283	15,257
Total liabilities		170,295	162,514
Commitments and contingencies (Note 18)
Shareholders’ equity
Additional paid in capital		232,989	233,014
Accumulated deficit		(199,537)	(199,329)
Accumulated other comprehensive loss		(1,076)	(1,146)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity		32,387	32,550
Non-controlling interests		63,789	58,132
Total shareholders’ equity		96,176	90,682
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		266,471	253,196
Related Party
Current liabilities
Amount due to related parties, current	[1]	7,493	6,659
Non-current liabilities
Amount due to related parties, non-current		12,899	12,516
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value		6	6
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value		$ 5	$ 5

[1]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.